CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIENCY - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Number of Shares [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Beginning balance (in shares)	1,163,871	1,145,774
Shares issued for warrant exercises (in shares)	9,176	18,097
Conversion of mandatory convertible debentures (in shares)	2,244
Shares for settlement of debt (in shares)	342,895
Shares issued in connection with RTO (in shares)	515,920
Shares issued for acquisition of associate (in shares)	200,000
Shares issued for PIPE financing (in shares)	169,480
Shares issued for carbon credit purchases (in shares)	324,987
Shares issued for ELOC commitment (in shares)	66,666
Shares issued for services (in shares)	55,729
Shares issued for ELOC drawdown (in shares)	845,700
Shares cancelled for termination of carbon credit purchase agreements (in shares)	(155,000)
Ending balance (in shares)	3,541,668	1,163,871
Additional Paid-in Capital [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Beginning balance	$ 13,321,266	$ 11,883,289
Share based compensation - RSUs	510,325	597,587
Share based compensation - Options	72,641	692,740
Warrants reclassified to liabilities on change in functional currency	(454,571)
Stock options reclassified to liabilities on RTO	(330,090)
Conversion option derivative transferred to equity	266,000
Gain on modification of debt with related parties	582,167
Recapitalization on RTO	(23,548,887)
Shares issued for warrant exercises	389,729	147,650
Conversion of mandatory convertible debentures	49,500
Shares for settlement of debt	10,888,912
Shares issued in connection with RTO	3,147,117
Shares issued for acquisition of associate	1,220,000
Shares issued for PIPE financing	2,250,000
Shares issued for carbon credit purchases	1,982,424
Shares issued for ELOC commitment	363,333
Shares issued for services	585,155
Shares issued for ELOC drawdown	3,328,081
Shares cancelled for termination of carbon credit purchase agreements	(396,500)
Share issuance costs	(51,688)
Foreign currency translation	0	0
Net loss	0	0
Ending balance	14,174,914	13,321,266
Subscription Receivable [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Beginning balance	0	0
Share based compensation - RSUs	0	0
Share based compensation - Options	0	0
Warrants reclassified to liabilities on change in functional currency	0
Stock options reclassified to liabilities on RTO	0
Conversion option derivative transferred to equity	0
Gain on modification of debt with related parties	0
Recapitalization on RTO	0
Shares issued for warrant exercises	0	0
Conversion of mandatory convertible debentures	0
Shares for settlement of debt	0
Shares issued in connection with RTO	0
Shares issued for acquisition of associate	0
Shares issued for PIPE financing	(20,000)
Shares issued for carbon credit purchases	0
Shares issued for ELOC commitment	0
Shares issued for services	0
Shares issued for ELOC drawdown	0
Shares cancelled for termination of carbon credit purchase agreements	0
Share issuance costs	0
Foreign currency translation	0	0
Net loss	0	0
Ending balance	(20,000)	0
Accumulated Deficit [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Beginning balance	(21,726,229)	(11,854,481)
Share based compensation - RSUs	0	0
Share based compensation - Options	0	0
Warrants reclassified to liabilities on change in functional currency	0
Stock options reclassified to liabilities on RTO	0
Conversion option derivative transferred to equity	0
Gain on modification of debt with related parties	0
Recapitalization on RTO	0
Shares issued for warrant exercises	0	0
Conversion of mandatory convertible debentures	0
Shares for settlement of debt	0
Shares issued in connection with RTO	0
Shares issued for acquisition of associate	0
Shares issued for PIPE financing	0
Shares issued for carbon credit purchases	0
Shares issued for ELOC commitment	0
Shares issued for services	0
Shares issued for ELOC drawdown	0
Shares cancelled for termination of carbon credit purchase agreements	0
Share issuance costs	0
Foreign currency translation	0	0
Net loss	(12,067,231)	(9,871,748)
Ending balance	(33,793,460)	(21,726,229)
Accumulated Other Comprehensive Income (Loss) [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Beginning balance	43,553	(83,570)
Share based compensation - RSUs	0	0
Share based compensation - Options	0	0
Warrants reclassified to liabilities on change in functional currency	0
Stock options reclassified to liabilities on RTO	0
Conversion option derivative transferred to equity	0
Gain on modification of debt with related parties	0
Recapitalization on RTO	0
Shares issued for warrant exercises	0	0
Conversion of mandatory convertible debentures	0
Shares for settlement of debt	0
Shares issued in connection with RTO	0
Shares issued for acquisition of associate	0
Shares issued for PIPE financing	0
Shares issued for carbon credit purchases	0
Shares issued for ELOC commitment	0
Shares issued for services	0
Shares issued for ELOC drawdown	0
Shares cancelled for termination of carbon credit purchase agreements	0
Share issuance costs	0
Foreign currency translation	1,448	127,123
Net loss	0	0
Ending balance	45,001	43,553
Beginning balance	(8,361,410)	(54,762)
Share based compensation - RSUs	510,325	597,587
Share based compensation - Options	72,641	692,740
Warrants reclassified to liabilities on change in functional currency	(454,571)
Stock options reclassified to liabilities on RTO	(330,090)
Conversion option derivative transferred to equity	266,000
Gain on modification of debt with related parties	582,167
Recapitalization on RTO	(23,548,887)
Shares issued for warrant exercises	389,729	147,650
Conversion of mandatory convertible debentures	49,500
Shares for settlement of debt	10,888,912
Shares issued in connection with RTO	3,147,117
Shares issued for acquisition of associate	1,220,000
Shares issued for PIPE financing	2,230,000
Shares issued for carbon credit purchases	1,982,424
Shares issued for ELOC commitment	363,333
Shares issued for services	585,155
Shares issued for ELOC drawdown	3,328,081
Shares cancelled for termination of carbon credit purchase agreements	(396,500)
Share issuance costs	(51,688)
Foreign currency translation	1,448	127,123
Net loss	(12,067,231)	(9,871,748)
Ending balance	$ (19,593,545)	$ (8,361,410)